Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Statement of comprehensive income [abstract]
(Loss) / profit for the year	$ (6,759)	$ 92,101		$ 226,721
- Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(23,089)	396,416		(222,166)
Cash flow hedge, net of income tax	0	17,124	[1]	27,748	[2]
- Items that will not be reclassified to profit or loss:
Revaluation surplus net of income tax (Note 12)	41,744	(268,415)		122,793
Other comprehensive income / (loss) for the year	18,655	145,125		(71,625)
Total comprehensive income for the year	11,896	237,226		155,096
Attributable to:
Equity holders of the parent	9,632	234,166		155,044
Non-controlling interest	$ 2,264	$ 3,060		$ 52

[1]	Net of $(7,092) of Income tax
[2]	Net of ($8,498) of income tax.